Income Tax Benefit/(Expense) - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets not brought to account	$ 54,519		$ 48,425
U.S. Corporate income tax rate
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Corporate income tax rate	21.00%	35.00%
Deferred tax assets recognized	21.00%	35.00%